Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets	6 Months Ended
Dec. 31, 2021
Performance equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	10 years
Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years